Research and Development (Details) - USD ($)	3 Months Ended		4 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Research and Development [Abstract]
Research and development expense	$ 226,574	$ 306,738	$ 226,574	$ 306,738	$ 624,759	$ 2,006,822	$ 2,185,133	$ 2,621,650